PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT
Schedule of Property and equipment

	September 30, 2023	December 31, 2022
Manufacturing equipment	$3,626,396	$2,516,859
Computers and software	1,621,474	1,608,075
Leasehold improvements	822,134	441,956
Furniture	—	27,587
	6,070,004	4,594,477
Less accumulated depreciation and amortization	(2,330,383)	(2,190,075)
Property and equipment, net	$3,739,621	$2,404,402

	2022	2021
Manufacturing equipment	$2,516,859	$4,420,281
Computers and software	1,608,075	1,547,549
Furniture	27,587	27,587
Leasehold Improvements	441,956	295,471
	4,594,477	6,290,888
Less: accumulated depreciation	(2,190,075)	(2,934,293)
Total Property and equipment, net	$2,404,402	$3,356,595